Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	$ 12	$ 1,337
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	1,526	1,469
Restricted stock expense	54	0
Provision for deferred income taxes	297	232
Depreciation and amortization	954	1,024
Valuation adjustment of deferred tax assets	0	(1,000)
Net realized gains on available-for-sale securities	(47)	(16)
Net amortization on securities	916	1,059
Valuation adjustment of other real estate owned	890	1,275
Valuation adjustment of Real Estate Held for Sale	315	0
Origination of loans held for sale	(16,969)	0
Proceeds from loans held for sale	15,714	0
(Increase) decrease in interest receivable	(286)	(474)
(Increase) decrease in other assets	(5)	(175)
Increase (decrease) in interest, taxes and other liabilities	592	253
Net cash provided by operating activities	3,963	4,984
Securities available for sale:
Proceeds from sale of debt and equity securities	21,164	1,025
Proceeds from maturities of debt and equity securities	19,035	17,759
Purchase of debt and equity securities	(57,759)	(15,875)
(Purchase) redemption of other investments	(45)	175
Net (increase) decrease in loans	18,433	(30,510)
Proceeds from sales of other real estate owned	3,060	3,447
Premises and equipment expenditures	(372)	(1,288)
Net cash provided by (used in) investing activities	3,516	(25,267)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net decrease in certificates of deposit	(15,163)	(14,089)
Net increase in demand, savings and other deposits	10,120	25,504
Net increase (decrease) in short term borrowings	7,500	1
Net decrease in long-term debt	(7,552)	(52)
Issuance of common stock	1,110	0
Net cash provided by financing activities	(3,985)	11,364
Net increase (decrease) in cash and cash equivalents	3,494	(8,919)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	46,891	55,810
CASH AND CASH EQUIVALENTS AT END OF YEAR	50,385	46,891
Cash paid during the year for:
Interest	4,186	6,630
Income taxes	0	0
SUPPLEMENTAL DISCLOSURES OF NONCASH TRANSACTIONS
Transfer of loans to other real estate owned	1,632	4,131
Loans originated from sales of other real estate owned	$ 105	$ 390